Loans and Borrowings - Additional Information (Details) - USD ($)			12 Months Ended
	Jul. 28, 2022	Jul. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2022	Mar. 31, 2020	Apr. 30, 2019
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings			$ 828,024,000	$ 540,682,000
Gain on modification of debt			4,958,000	0
Draw down on credit facility			$ 299,800,000	0
Bottom of range
Disclosure Of Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis			0.10%
Top of range
Disclosure Of Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis			0.25%
Revolving credit facility
Disclosure Of Loans And Borrowings [Line Items]
Gain on modification of debt	$ 5,000,000
Transaction costs capitalised	3,000,000
Draw down on credit facility			$ 299,800,000	0
Undrawn amount on borrowing facilities			127,200,000
Minimum tangible net worth			550,000,000
Minimum liquidity			$ 50,000,000
Revolving credit facility | Bottom of range
Disclosure Of Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis			2.25%
Revolving credit facility | Top of range
Disclosure Of Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis			3.50%
Term Loan
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings	73,300,000
Convertible Notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings					$ 9,700,000	$ 139,300,000	$ 139,700,000
Effective interest rate						7.30%	7.50%
Interest rate						4.75%	5.00%
Conversion price (in dollars per share)						$ 7.80	$ 5.25
Threshold percentage of common shares			20.00%
Number of days for determining volume weighted average price			90 days
Number of consecutive trading days for determining the share price			30 days
2019 Convertible Notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings			$ 135,040,000	131,741,000
Minimum share price (in dollars per share)			$ 6.83
2020 Convertible Notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings			$ 132,196,000	$ 129,320,000
Minimum share price (in dollars per share)			$ 10.14
Bank of Nova Montreal Societe Generale and Ing Capital LLC | Revolving credit facility
Disclosure Of Loans And Borrowings [Line Items]
Maximum capacity	700,000,000	$ 400,000,000
Accordion feature, maximum amount	$ 100,000,000
Draw down on credit facility			$ 572,800,000
Bank of Nova Montreal Societe Generale and Ing Capital LLC | Term Loan
Disclosure Of Loans And Borrowings [Line Items]
Maximum capacity		$ 100,000,000
Quarterly principal repayment percentage		6.67%